CERTIFICATION
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     Pursuant to Rule 497(j), American Pension Investors Trust (1933 Act File No. 002-96538, 1940 Act File No. 811-04262) ("Registrant") hereby certifies (a) that the forms of Prospectuses used with respect to the Registrant do not differ from the Prospectuses contained in Post-Effective Amendment No. 38 ("Amendment No. 38") to the Registrant's Registration Statement on Form N-1A and (b) that Amendment No. 38 was filed electronically.





                                          American Pension Investors Trust



Dated:  October 12, 2005                  By:   /s/ Charles D. Foster
                                                --------------------------------
                                                Charles D. Foster
                                                Chief Financial Officer